Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents

	December 31,
	2017	2016
Cash
Cash at bank and on hand	614	590
Cash equivalents
Short-term deposits	11	630
Money market accounts	249	1,148
Cash and cash equivalents	874	2,368